Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment, net consisted of the following

	December 31,	December 31,
	2014	2013
	(U.S. $ in thousands)

Machinery and equipment	$95,558	$	$ 58,443
Buildings and improvements	53,171		34,820
Computer equipment and software	40,556		31,103
Office equipment, furniture and fixtures	14,559		9,930
Land	11,102		11,121
	214,946		145,417
Accumulated depreciation	(84,228)		(61,439)
	130,718		83,978
Capital work-in-progress	26,318		7,027
	$157,036	$	$ 91,005

Depreciation expenses were $26.2 million, $14.6 million and $7.6 million in the years ended December 31, 2014, 2013 and 2012, respectively.